UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                    ----------------------------

Check here if Amendment [ ];                        Amendment Number:
                                                                      ----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Stadion Money Management, Inc.
              ----------------------------------
Address:      1061 Cliff Dawson Rd
              ----------------------------------
              Watkinsville, GA 30677
              ----------------------------------

              ----------------------------------

Form 13F File Number: 28-11320
                         ------------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:      Michael Isaac
                    ---------------------------
         Title:     Chief Compliance Officer
                    ---------------------------
         Phone:     (800) 222-7636
                    ---------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Isaac      Watkinsville, Georgia        August 12, 2011
      ----------------------   -----------------------   -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                --------------------------------

Form 13F Information Table Entry Total:            25
                                                --------------------------------

Form 13F Information Table Value Total:         $  542,359
                                                --------------------------------
                                                            (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE


 COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4              COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                              VOTING AUTHORITY
                                                                                                              ----------------
                                                        VALUE   SHRS OR PRN   SH/  PUT/  INVESTMENT   OTHER
     NAME OF ISSUER       TITLE OF CLASS      CUSIP   (x$1,000)     AMT       PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
     --------------       --------------      -----              -----------                                             ------ ----

      ISHARES INC         MSCI MALAYSIA    464286830     3,509       232,834  SH            SOLE                 232,834
       ISHARES TR         S&P 500 INDEX    464287200   178,785     1,377,282  SH            SOLE               1,377,282
       ISHARES TR         INDO INVS MRKT   46429B309     3,564       104,145  SH            SOLE                 104,145
      ISHARES INC           MSCI JAPAN     464286848   220,773    20,613,680  SH            SOLE              20,613,680
 SELECT SECTOR SPDR TR    SBI CONS DISCR   81369Y407     3,430        86,511  SH            SOLE                  86,511
    SPDR GOLD TRUST          GOLD SHS      78463V107     5,513        34,830  SH            SOLE                  34,830
 POWERSHARES ETF TRUST    ENERGY SEC POR   73935X385     1,717        39,287  SH            SOLE                  39,287
   SPDR SERIES TRUST      S&P OILGAS EXP   78464A730     1,769        28,439  SH            SOLE                  28,439
 POWERSHARES ETF TRUST     DYN FD & BEV    73935X849     3,465       175,460  SH            SOLE                 175,460
       ISHARES TR          DJ US ENERGY    464287796     1,696        38,903  SH            SOLE                  38,903
 SELECT SECTOR SPDR TR    SBI INT-UTILS    81369Y886     3,484       105,031  SH            SOLE                 105,031
 POWERSHARES QQQ TRUST      UNIT SER 1     73935A104    10,389       179,117  SH            SOLE                 179,117
      PIMCO ETF TR        ENHAN SHRT MAT   72201R833       411         4,066  SH            SOLE                   4,066
 POWERSHARES ETF TR II    BUILD AMER ETF   73937B407       187         6,950  SH            SOLE                   6,950
       ISHARES TR        BARCLYS 7-10 YR   464287440     2,257        22,872  SH            SOLE                  22,872
       ISHARES TR         BARCLYS 3-7 YR   464288661       636         5,330  SH            SOLE                   5,330
     WISDOMTREE TR        ASIA LC DBT FD   97717X842       117         2,190  SH            SOLE                   2,190
       ISHARES TR        BARCLYS INTER CR  464288638       163         1,510  SH            SOLE                   1,510
       ISHARES TR        MSCI EAFE INDEX   464287465    55,925       952,568  SH            SOLE                 952,568
       ISHARES TR          RUSSELL 2000    464287655    38,084       477,602  SH            SOLE                 477,602
VANGUARD BD INDEX FD INC  TOTAL BND MRKT   921937835     4,819        58,577  SH            SOLE                  58,577
VANGUARD BD INDEX FD INC LONG TERNM BOND   921937793       300         3,614  SH            SOLE                   3,614
       ISHARES TR         BARCLYS 1-3 YR   464287457       421         4,987  SH            SOLE                   4,987
       ISHARES TR        BARCLYS 1-3YR CR  464288646       510         4,860  SH            SOLE                   4,860
      PIMCO ETF TR        1-5 US TIP IDX   72201R205       436         8,087  SH            SOLE                   8,087

REPORT SUMMARY           25 DATA RECORDS              $542,359                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED